JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	7,234	644,694
Hexcel Corp.	31,617	1,179,314
Howmet Aerospace, Inc.	55,383	818,561
Lockheed Martin Corp.	5,444	2,063,113
Northrop Grumman Corp.	99	32,176
Raytheon Technologies Corp.	27,759	1,573,380

		6,311,238

Alternative Energy — 0.6%
Enphase Energy, Inc.*	27,204	1,642,033
SolarEdge Technologies, Inc.*	11,156	1,953,416

		3,595,449

Automobiles & Parts — 1.0%
Ford Motor Co.	139,385	921,335
Gentex Corp.	79,825	2,154,477
Genuine Parts Co.	7,766	700,105
Harley-Davidson, Inc.	40,190	1,046,145
Lear Corp.	8,284	914,388

		5,736,450

Banks — 1.2%
Bank of America Corp.	20,030	498,346
Bank of Hawaii Corp.	6,349	359,544
Citizens Financial Group, Inc.	10,026	248,745
Fifth Third Bancorp(a)	55,282	1,097,901
Huntington Bancshares, Inc.	143,985	1,334,741
KeyCorp	21,631	259,788
People’s United Financial, Inc.	37,204	401,431
Popular, Inc. (Puerto Rico)	11,061	410,474
Regions Financial Corp.	24,710	268,351
Truist Financial Corp.	31,959	1,197,184
US Bancorp	12,812	471,994
Wells Fargo & Co.	11,974	290,489

		6,838,988

Beverages — 1.6%
Brown-Forman Corp., Class B	31,191	2,162,784
Coca-Cola Co. (The)	41,006	1,937,123
Keurig Dr Pepper, Inc.	43,809	1,340,117
Molson Coors Beverage Co., Class B	25,349	951,094
Monster Beverage Corp.*	6,199	486,498
PepsiCo, Inc.	16,101	2,216,464

		9,094,080

Chemicals — 6.9%
Air Products and Chemicals, Inc.	8,743	2,506,006
Albemarle Corp.(a)	20,688	1,705,933
Ashland Global Holdings, Inc.	25,656	1,936,515
Axalta Coating Systems Ltd.*	60,322	1,339,148
Cabot Corp.	27,628	1,007,869
Celanese Corp.	23,371	2,271,661
CF Industries Holdings, Inc.	59,854	1,875,226
Dow, Inc.	41,035	1,684,897
Eastman Chemical Co.	30,696	2,290,842
Ecolab, Inc.	9,938	1,859,201
FMC Corp.	17,661	1,872,949
Huntsman Corp.	115,641	2,139,359
International Flavors & Fragrances, Inc.(a)	11,888	1,497,294
Linde plc (United Kingdom)	10,452	2,561,890
LyondellBasell Industries NV, Class A	30,669	1,917,426
NewMarket Corp.	4,005	1,501,114
Olin Corp.	3,083	34,653
PPG Industries, Inc.	18,696	2,012,624
RPM International, Inc.	28,225	2,302,878
Scotts Miracle-Gro Co. (The)	14,804	2,347,470
Valvoline, Inc.	29,350	602,262
Westlake Chemical Corp.	19,142	1,043,239
WR Grace & Co.	5,302	244,581

		38,555,037

Construction & Materials — 1.2%
AO Smith Corp.	29,438	1,417,145
Carrier Global Corp.	8,599	234,237
Masco Corp.	33,939	1,939,953
Sherwin-Williams Co. (The)	2,650	1,716,988
Trane Technologies plc	11,609	1,298,699

		6,607,022

Electricity — 8.4%
AES Corp. (The)	127,759	1,945,770
Alliant Energy Corp.	32,075	1,727,239
American Electric Power Co., Inc.	24,552	2,133,078
Avangrid, Inc.	19,600	975,884
CMS Energy Corp.	36,242	2,326,012
Consolidated Edison, Inc.	27,784	2,134,645
Dominion Energy, Inc.	24,860	2,014,406
DTE Energy Co.	17,784	2,056,364
Entergy Corp.	18,762	1,972,449
Evergy, Inc.	33,423	2,166,813
Eversource Energy	25,322	2,280,752
Exelon Corp.	50,876	1,964,322
FirstEnergy Corp.	49,195	1,426,655
Hawaiian Electric Industries, Inc.	37,755	1,368,996
IDACORP, Inc.	20,488	1,910,506
NextEra Energy, Inc.	8,279	2,323,915
NRG Energy, Inc.	43,914	1,484,732
OGE Energy Corp.	57,503	1,891,849
Pinnacle West Capital Corp.	24,552	2,039,780
PPL Corp.	73,274	1,950,554
Public Service Enterprise Group, Inc.	41,367	2,314,070
Southern Co. (The)	36,293	1,981,961
Vistra Corp.	103,264	1,926,906
Xcel Energy, Inc.	32,473	2,241,936

		46,559,594

Electronic & Electrical Equipment — 0.7%
AMETEK, Inc.	10,748	1,002,251
Amphenol Corp., Class A	12,974	1,372,130
Emerson Electric Co.	8,389	520,202
Hubbell, Inc.	6,675	900,925

		3,795,508

Financial Services — 3.4%
Ally Financial, Inc.	65,024	1,306,982
American Express Co.	8,101	755,985
Ameriprise Financial, Inc.(a)	3,335	512,356
Broadridge Financial Solutions, Inc.	14,463	1,942,960
Capital One Financial Corp.	6,870	438,306
Discover Financial Services	10,681	527,962
Element Solutions, Inc.*	38,191	414,754
Intercontinental Exchange, Inc.	10,605	1,026,352
Mastercard, Inc., Class A	5,479	1,690,436
Moody’s Corp.	2,476	696,499

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Morgan Stanley	7,525	367,822
Nasdaq, Inc.	4,340	569,885
Raymond James Financial, Inc.	5,137	356,919
S&P Global, Inc.	4,335	1,518,334
Santander Consumer USA Holdings, Inc.(a)	90,455	1,660,754
Synchrony Financial	63,580	1,407,025
Visa, Inc., Class A	6,953	1,323,851
Western Union Co. (The)	89,625	2,176,095

		18,693,277

Fixed Line Telecommunications — 1.1%
AT&T, Inc.	62,270	1,841,947
CenturyLink, Inc.	182,184	1,758,075
GCI Liberty, Inc., Class A*	2,789	218,630
Verizon Communications, Inc.	36,955	2,124,173

		5,942,825

Food & Drug Retailers — 0.8%
AmerisourceBergen Corp.	11,746	1,176,832
Kroger Co. (The)	20,571	715,665
McKesson Corp.	5,414	812,966
Sysco Corp.	22,291	1,178,079
Walgreens Boots Alliance, Inc.	19,550	795,881

		4,679,423

Food Producers — 3.3%
Campbell Soup Co.	31,508	1,561,851
Flowers Foods, Inc.	62,589	1,423,900
General Mills, Inc.	33,501	2,119,608
Hershey Co. (The)	15,217	2,212,704
Hormel Foods Corp.(a)	43,229	2,198,627
JM Smucker Co. (The)	6,349	694,263
Kellogg Co.	26,559	1,832,305
Lamb Weston Holdings, Inc.(a)	3,270	196,462
McCormick & Co., Inc. (Non-Voting)	12,053	2,349,130
Mondelez International, Inc., Class A	40,549	2,250,064
Tyson Foods, Inc., Class A	24,978	1,534,898

		18,373,812

Forestry & Paper — 0.4%
International Paper Co.	59,138	2,057,411

Gas, Water & Multiutilities — 2.4%
Ameren Corp.	27,733	2,225,296
American Water Works Co., Inc.	16,624	2,448,216
Duke Energy Corp.	23,898	2,025,116
Essential Utilities, Inc.	11,788	534,586
National Fuel Gas Co.	43,567	1,767,513
Sempra Energy	15,684	1,952,031
UGI Corp.	10,808	360,339
WEC Energy Group, Inc.	23,019	2,192,790

		13,505,887

General Industrials — 1.8%
Avery Dennison Corp.	18,365	2,081,489
Ball Corp.	1,184	87,178
Carlisle Cos., Inc.	8,590	1,022,897
Eaton Corp. plc	24,087	2,243,222
Honeywell International, Inc.	8,030	1,199,441
ITT, Inc.	25,557	1,475,406
Packaging Corp. of America	11,761	1,130,467
Parker-Hannifin Corp.	4,412	789,395
Sonoco Products Co.	1,093	56,552

		10,086,047

General Retailers — 5.3%
AutoZone, Inc.*	1,586	1,914,968
Best Buy Co., Inc.	22,486	2,239,381
Burlington Stores, Inc.*	1,751	329,188
Costco Wholesale Corp.	6,860	2,233,136
Dick’s Sporting Goods, Inc.	46,912	2,140,125
Dollar General Corp.	11,030	2,100,112
Dollar Tree, Inc.*	7,479	698,165
eBay, Inc.	46,879	2,591,471
Foot Locker, Inc.	34,051	1,000,759
Gap, Inc. (The)	14,099	188,504
H&R Block, Inc.	28,069	407,001
Home Depot, Inc. (The)	8,539	2,267,019
Kohl’s Corp.	33,101	630,243
Lowe’s Cos., Inc.	16,222	2,415,618
Nordstrom, Inc.(a)	9,569	131,000
Target Corp.	17,272	2,174,199
Tractor Supply Co.	17,300	2,469,402
Walmart, Inc.	17,070	2,208,858
Williams-Sonoma, Inc.(a)	13,512	1,177,165

		29,316,314

Health Care Equipment & Services — 9.0%
Anthem, Inc.	7,186	1,967,527
Baxter International, Inc.	23,467	2,027,079
Becton Dickinson and Co.	6,041	1,699,575
Bio-Rad Laboratories, Inc., Class A*	3,223	1,691,721
Bio-Techne Corp.	5,979	1,645,182
Chemed Corp.	1,995	981,919
Cigna Corp.	10,710	1,849,510
Danaher Corp.	11,434	2,330,249
DaVita, Inc.*	19,553	1,708,737
Edwards Lifesciences Corp.*	24,267	1,902,776
HCA Healthcare, Inc.	14,180	1,795,755
Hill-Rom Holdings, Inc.	20,759	2,018,190
Humana, Inc.	5,145	2,019,155
IDEXX Laboratories, Inc.*	6,836	2,719,019
Laboratory Corp. of America Holdings*	12,041	2,322,950
Medtronic plc	21,464	2,070,847
Quest Diagnostics, Inc.	17,847	2,267,818
Quidel Corp.*	9,046	2,555,224
STERIS plc	9,545	1,523,668
Stryker Corp.	10,401	2,010,513
Thermo Fisher Scientific, Inc.	6,061	2,508,951
UnitedHealth Group, Inc.	6,963	2,108,257
Universal Health Services, Inc., Class B	15,751	1,731,035
Varian Medical Systems, Inc.*	6,150	877,728
West Pharmaceutical Services, Inc.	7,329	1,970,548
Zimmer Biomet Holdings, Inc.	13,976	1,884,803

		50,188,736

Household Goods & Home Construction — 3.7%
Church & Dwight Co., Inc.	28,121	2,708,896
Clorox Co. (The)	10,237	2,421,153
DR Horton, Inc.	29,713	1,965,812
Fortune Brands Home & Security, Inc.	13,747	1,051,645
Leggett & Platt, Inc.(a)	39,920	1,600,393
Lennar Corp., Class A	27,589	1,996,064
NVR, Inc.*	595	2,338,439
Procter & Gamble Co. (The)	18,309	2,400,676
PulteGroup, Inc.	54,770	2,387,972

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Toll Brothers, Inc.	33,683	1,286,691
Whirlpool Corp.(a)	2,888	471,091

		20,628,832

Industrial Engineering — 1.7%
Caterpillar, Inc.	5,277	701,208
Crane Co.	1,637	92,605
Cummins, Inc.	12,449	2,405,894
Dover Corp.	9,619	990,084
IDEX Corp.	5,263	867,447
Illinois Tool Works, Inc.	9,191	1,700,243
Otis Worldwide Corp.	4,297	269,594
PACCAR, Inc.	8,357	711,013
Rockwell Automation, Inc.	7,327	1,598,312

		9,336,400

Industrial Metals & Mining — 1.9%
Fastenal Co.	38,384	1,805,583
Nucor Corp.	42,938	1,801,249
Reliance Steel & Aluminum Co.	21,369	2,099,718
Southern Copper Corp. (Peru)(a)	58,135	2,541,081
Steel Dynamics, Inc.	74,944	2,054,215

		10,301,846

Industrial Transportation — 0.9%
CH Robinson Worldwide, Inc.(a)	9,852	923,330
CSX Corp.	9,236	658,896
Kansas City Southern	3,299	566,933
Norfolk Southern Corp.	5,770	1,109,052
Schneider National, Inc., Class B	11,649	292,739
Union Pacific Corp.	7,731	1,340,169

		4,891,119

Leisure Goods — 1.5%
Activision Blizzard, Inc.	17,752	1,466,848
Electronic Arts, Inc.*	10,781	1,526,805
Garmin Ltd.	23,410	2,307,992
Hasbro, Inc.	20,621	1,500,384
Take-Two Interactive Software, Inc.*	8,499	1,394,006

		8,196,035

Life Insurance — 0.6%
Aflac, Inc.	27,709	985,609
Globe Life, Inc.	15,018	1,195,433
MetLife, Inc.	7,822	296,063
Principal Financial Group, Inc.	9,787	415,262
Prudential Financial, Inc.	4,224	267,675

		3,160,042

Media — 1.4%
Cable One, Inc.	83	151,273
Comcast Corp., Class A	37,383	1,599,992
DISH Network Corp., Class A*	3,159	101,436
FactSet Research Systems, Inc.	6,864	2,377,003
Fox Corp., Class A	14,783	380,958
Interpublic Group of Cos., Inc. (The)	46,309	835,877
John Wiley & Sons, Inc., Class A	5,760	194,861
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,586	263,917
Nexstar Media Group, Inc., Class A(a)	9,009	789,639
Omnicom Group, Inc.	19,069	1,024,577

		7,719,533

Mining — 0.9%
Newmont Corp.	36,126	2,499,919
Royal Gold, Inc.	15,846	2,217,331

		4,717,250

Mobile Telecommunications — 0.6%
Telephone & Data Systems, Inc.	40,268	782,005
T-Mobile US, Inc.*	22,785	2,446,653
United States Cellular Corp.*	11,556	342,866

		3,571,524

Nonlife Insurance — 2.3%
Allstate Corp. (The)	7,329	691,784
Aon plc, Class A(a)	8,024	1,646,685
Arch Capital Group Ltd.*	16,858	518,384
Assurant, Inc.	8,103	870,829
Chubb Ltd.	6,277	798,686
Fidelity National Financial, Inc.	41,576	1,345,399
Hanover Insurance Group, Inc. (The)	4,230	430,952
Hartford Financial Services Group, Inc. (The)	33,937	1,436,214
Marsh & McLennan Cos., Inc.	11,811	1,377,163
Progressive Corp. (The)	27,108	2,448,937
WR Berkley Corp.	16,944	1,046,292

		12,611,325

Oil & Gas Producers — 3.6%
Cabot Oil & Gas Corp.	100,713	1,883,333
Chevron Corp.	20,493	1,720,182
ConocoPhillips	40,085	1,498,778
Devon Energy Corp.	51,685	542,176
EOG Resources, Inc.	28,945	1,356,073
EQT Corp.	63,536	922,543
Exxon Mobil Corp.	25,574	1,076,154
Hess Corp.	24,016	1,181,827
HollyFrontier Corp.	50,331	1,384,103
Marathon Oil Corp.	123,278	676,796
Marathon Petroleum Corp.	40,074	1,530,827
Murphy Oil Corp.	67,505	891,741
Noble Energy, Inc.(a)	75,135	750,599
Phillips 66	21,187	1,314,018
Pioneer Natural Resources Co.	13,247	1,283,899
Valero Energy Corp.(a)	26,489	1,489,477
WPX Energy, Inc.*	120,121	717,122

		20,219,648

Oil Equipment, Services & Distribution — 1.2%
Baker Hughes Co.(a)	95,892	1,485,367
Helmerich & Payne, Inc.	45,442	810,231
Kinder Morgan, Inc.	114,270	1,611,207
ONEOK, Inc.	27,030	754,407
Schlumberger Ltd.	19,251	349,213
Targa Resources Corp.	15,119	276,376
Williams Cos., Inc. (The)	79,017	1,511,595

		6,798,396

Personal Goods — 2.4%
Carter’s, Inc.	12,462	981,009
Colgate-Palmolive Co.	11,393	879,540
Estee Lauder Cos., Inc. (The), Class A	10,696	2,112,888
Hanesbrands, Inc.	37,878	535,216
Kimberly-Clark Corp.	14,935	2,270,717
Lululemon Athletica, Inc.*	7,037	2,291,177
NIKE, Inc., Class B	21,459	2,094,613
Nu Skin Enterprises, Inc., Class A	5,152	231,067
PVH Corp.(a)	7,750	377,115
Ralph Lauren Corp.	15,094	1,076,202
Tapestry, Inc.	42,373	566,103

		13,415,647

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Pharmaceuticals & Biotechnology — 4.5%
Abbott Laboratories	22,306	2,244,876
AbbVie, Inc.	17,155	1,628,181
Amgen, Inc.	9,213	2,254,145
Biogen, Inc.*	5,161	1,417,675
Bristol-Myers Squibb Co.	31,381	1,840,809
Eli Lilly and Co.	13,833	2,078,962
Gilead Sciences, Inc.	21,151	1,470,629
Illumina, Inc.*	768	293,499
Johnson & Johnson	14,300	2,084,368
Merck & Co., Inc.	21,171	1,698,761
Pfizer, Inc.	48,799	1,877,785
Regeneron Pharmaceuticals, Inc.*	2,587	1,635,165
United Therapeutics Corp.*	11,831	1,318,802
Vertex Pharmaceuticals, Inc.*	3,283	892,976
Zoetis, Inc.	15,160	2,299,469

		25,036,102

Real Estate Investment & Services — 0.1%
CBRE Group, Inc., Class A*	6,045	264,831

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc.	5,439	965,694
American Tower Corp.	5,372	1,404,187
Apartment Investment & Management Co., Class A	18,607	722,324
AvalonBay Communities, Inc.	4,601	704,505
Camden Property Trust	1,090	98,983
Crown Castle International Corp.	5,741	957,025
Duke Realty Corp.	2,920	117,355
Equity Residential	12,187	653,589
Gaming and Leisure Properties, Inc.	18,672	676,113
Healthpeak Properties, Inc.	66,689	1,819,943
Medical Properties Trust, Inc.	103,654	2,086,555
Prologis, Inc.	10,012	1,055,465
Spirit Realty Capital, Inc.	25,255	870,287
Starwood Property Trust, Inc.(a)	81,806	1,223,000
VEREIT, Inc.	202,301	1,316,980
VICI Properties, Inc.(a)	85,971	1,866,430
Vornado Realty Trust	2,096	72,354
Weingarten Realty Investors	6,968	118,874
WP Carey, Inc.	25,804	1,841,631

		18,571,294

Software & Computer Services — 5.0%
Adobe, Inc.*	5,480	2,434,874
Alphabet, Inc., Class A*	1,199	1,784,052
Cadence Design Systems, Inc.*	23,128	2,526,734
Citrix Systems, Inc.	14,253	2,034,758
Cognizant Technology Solutions Corp., Class A	19,815	1,353,761
Facebook, Inc., Class A*	6,788	1,721,912
Hewlett Packard Enterprise Co.	14,329	141,427
IAC/InterActiveCorp*	7,809	1,034,068
International Business Machines Corp.	8,512	1,046,465
Intuit, Inc.	7,280	2,230,374
IQVIA Holdings, Inc.*	14,122	2,236,784
Leidos Holdings, Inc.	20,048	1,907,768
Microsoft Corp.	11,837	2,426,703
Oracle Corp.	22,996	1,275,128
Roper Technologies, Inc.	4,113	1,778,667
VeriSign, Inc.*	9,640	2,040,595

		27,974,070

Support Services — 4.3%
Accenture plc, Class A	10,494	2,358,841
Automatic Data Processing, Inc.	6,273	833,745
Booz Allen Hamilton Holding Corp.	18,246	1,491,793
Cintas Corp.	8,190	2,472,315
Fidelity National Information Services, Inc.	15,227	2,227,862
Fiserv, Inc.*	13,628	1,359,938
Global Payments, Inc.	11,924	2,122,711
MSC Industrial Direct Co., Inc., Class A	8,837	583,330
Paychex, Inc.	15,258	1,097,355
PayPal Holdings, Inc.*	8,050	1,578,364
Republic Services, Inc.	24,201	2,111,537
Robert Half International, Inc.	26,294	1,337,576
Verisk Analytics, Inc.	1,899	358,360
Waste Management, Inc.	19,263	2,111,225
WW Grainger, Inc.	5,401	1,844,604

		23,889,556

Technology Hardware & Equipment — 6.5%
Analog Devices, Inc.	14,715	1,690,018
Apple, Inc.	6,813	2,895,798
Applied Materials, Inc.	18,168	1,168,747
Broadcom, Inc.	4,227	1,338,902
Cirrus Logic, Inc.*	12,584	862,381
Cisco Systems, Inc.	37,473	1,764,978
HP, Inc.	63,320	1,113,166
Intel Corp.	25,332	1,209,096
Juniper Networks, Inc.	36,918	936,979
KLA Corp.	9,884	1,975,120
L3Harris Technologies, Inc.	10,590	1,782,615
Lam Research Corp.	7,464	2,815,122
Lumentum Holdings, Inc.*	21,590	2,004,200
Maxim Integrated Products, Inc.	20,521	1,397,275
Micron Technology, Inc.*	19,332	967,663
Motorola Solutions, Inc.	12,069	1,687,246
NetApp, Inc.	12,120	536,916
NVIDIA Corp.	4,484	1,903,862
Skyworks Solutions, Inc.	13,359	1,944,803
Teradyne, Inc.	23,623	2,101,502
Texas Instruments, Inc.	11,517	1,468,993
Xerox Holdings Corp.	67,307	1,120,662
Xilinx, Inc.	14,125	1,516,319

		36,202,363

Tobacco — 0.5%
Altria Group, Inc.	28,633	1,178,248
Philip Morris International, Inc.	21,116	1,621,920

		2,800,168

Travel & Leisure — 2.7%
Alaska Air Group, Inc.	2,411	83,035
Booking Holdings, Inc.*	519	862,645
Copa Holdings SA, Class A (Panama)(a)	6,121	253,654
Darden Restaurants, Inc.	18,713	1,420,317
Delta Air Lines, Inc.	12,584	314,223
Dunkin’ Brands Group, Inc.	13,881	954,041
Hilton Worldwide Holdings, Inc.	18,437	1,383,697
Las Vegas Sands Corp.	20,789	907,232
Marriott International, Inc., Class A	11,741	984,189
McDonald’s Corp.	10,612	2,061,699
Southwest Airlines Co.	31,109	960,957

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Starbucks Corp.	23,997	1,836,490
Wyndham Destinations, Inc.	23,304	619,886
Yum China Holdings, Inc. (China)	13,040	668,170
Yum! Brands, Inc.	19,850	1,807,343

		15,117,578

TOTAL COMMON STOCKS (Cost $539,542,847)		555,360,657

SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)(Cost $900,015)	900,015	900,015

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(b)(c)	14,003,799	14,008,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c)	1,414,052	1,414,052

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $15,419,049)		15,422,052

TOTAL SHORT-TERM INVESTMENTS (Cost $16,319,064)		16,322,067

Total Investments — 102.7% (Cost $555,861,911)		571,682,724
Liabilities in Excess of Other Assets — (2.7%)		(14,969,120)

Net Assets — 100.0%		556,713,604

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $15,103,787.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	9	09/2020	USD	1,469,250	82,669

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$571,682,724	$—	$—	$571,682,724

Appreciation in Other Financial Instruments
Futures Contracts(a)	$82,669	$—	$—	$82,669

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$17,004,001	$30,000,000	$33,000,001	$1,397	$2,603	$14,008,000	14,003,799	$140,350	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	6,625,093	143,925,671	149,136,712	—	—	1,414,052	1,414,052	43,678	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	894,552	23,248,635	23,243,172	—	—	900,015	900,015	11,163	—

Total	$24,523,646	$197,174,306	$205,379,885	$1,397	$2,603	$16,322,067		$195,191	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.